Leases (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2020
Lease Liabilty, beginning balance	$ 0	$ 1,776,115
Lease liability expense	479,164	347,446
Additions		3,246,553
Disposal	(4,739,149)	(118,200)
Lease payments	(499,929)	(559,580)
Lease liabilities, ending balance	0	4,702,292
Effect of foreign exchange rate changes	57,622	9,958
Current Lease Liabilty
Beginning balance	0	(367,629)
Ending balance	0	(68,138)
Long-term Lease Liability
Beginning balance	0	1,408,486
Ending balance	$ 0	$ 4,634,154